SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES (Details) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	$ 201,207	$ 154,235	$ 146,245
Elite Rainbow Limited - Shareholder [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	139,311	142,706	139,280
Maius Pharmaceutical Group Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	34,555
Chelsea Mer Sub 1 [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	7,283
Chelsea Mer Sub 2 [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	7,283
Mingfeng Shi Shareholder and CEO [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties			6,965
Shimf Investment Limited - Shareholder [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	4,259	3,843
GZY Group Limited - Shareholder [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	4,259	3,843
Star Sparkling Limited - Shareholder [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	4,259	3,843
Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Amounts due from related parties	$ 201,207	$ 154,235	$ 146,245